PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET.
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Furniture	301,967,565	380,987,667
Building	138,365,906	148,449,403
Machinery and equipment	113,720,676	135,365,960
Office and electronic equipment	29,067,529	31,868,495
Leasehold improvement	10,753,230	10,778,718
Motor vehicles	3,674,913	3,811,160
Property, plant and equipment	597,549,819	711,261,403

Less: Accumulated depreciation	(200,333,908)	(313,904,608)

Property, plant and equipment, net	397,215,911	397,356,795

Depreciation expense on property, plant and equipment was allocated to the following expense items:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	11,942,414	19,702,392	23,554,266
General and administrative expenses	5,237,258	7,856,968	8,113,535
Selling and marketing expenses	27,665,201	62,949,248	104,721,594
Research and development expenses	2,695,347	3,092,290	4,381,707

Total depreciation expense	47,540,220	93,600,898	140,771,102